CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
Commitments and guarantees
Commitments	£ 116,434	£ 118,514
The Group [member] | Not later than one year [member]
Commitments and guarantees
Commitments	90,958	90,091
The Group [member] | Later than one year [member]
Commitments and guarantees
Commitments	25,310	28,214
The Bank [member]
Commitments and guarantees
Commitments	52,549	57,897
The Bank [member] | Not later than one year [member]
Commitments and guarantees
Commitments	30,732	33,291
The Bank [member] | Later than one year [member]
Commitments and guarantees
Commitments	21,664	24,444
Documentary credits and other short-term trade-related transactions [member] | The Group [member]
Commitments and guarantees
Commitments		1
Forward asset purchases and forward deposits placed [member] | The Group [member]
Commitments and guarantees
Commitments	171	731
Forward asset purchases and forward deposits placed [member] | The Bank [member]
Commitments and guarantees
Commitments	157	684
Mortgages [member] | The Group [member] | Not later than one year [member]
Commitments and guarantees
Commitments	12,647	11,573
Mortgages [member] | The Bank [member] | Not later than one year [member]
Commitments and guarantees
Commitments	1,120	1,514
Other commitments [member] | The Group [member] | Not later than one year [member]
Commitments and guarantees
Commitments	78,306	77,995
Other commitments [member] | The Bank [member] | Not later than one year [member]
Commitments and guarantees
Commitments	29,608	31,255
Undrawn commitments [member] | The Group [member] | Not later than one year [member]
Commitments and guarantees
Commitments	90,953	89,568
Undrawn commitments [member] | The Bank [member] | Not later than one year [member]
Commitments and guarantees
Commitments	30,728	32,769
Incurred on behalf of fellow Lloyds Banking Group undertakings [member] | The Bank [member]
Commitments and guarantees
Commitments	£ 4,647	£ 5,452